Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues
Recurring [Member] | Level 3 [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	¥ (12)	¥ (21)
Unrealized gains/(losses), Liabilities	[1]	14	2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	11	2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	8
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(1)	(5)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	7	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	3	1
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	5	(1)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(3)	(1)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(2)	2
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(31)	(15)
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(32)	(8)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(5)	(7)
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(70)	(28)
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(59)	(26)
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	5	8
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	42	(3)
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	(1)
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	1
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	1	0
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	0	1
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	13	0
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	¥ 0	¥ 1

[1]	Includes gains and losses reported within Net gain on trading, Gain on private equity and debt investments, Gain (loss) on investments in equity securities, Revenue—Other, Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[3]	Includes unrealized gains and losses of ¥(1) billion and ¥5 billion for the six months ended September 30, 2023 and 2024, recognized in Other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period.